Capital structure and financial items (Tables)	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Share Capital

Share capital
DKK million	A share capital	B share capital	Total share capital

Development in share capital:
Share capital 2016	107	403	510
Cancelled in 2017	—	(10)	(10)
Cancelled in 2018	—	(10)	(10)

Share capital at the beginning of the year	107	383	490
Cancelled in 2019	—	(10)	(10)

Share capital at the end of the year	107	373	480

Cash Distribution to Shareholders

DKK million	2019	2018	2017

Interim dividend for the year	7,100	7,238	7,396
Dividend for prior year	12,309	11,810	11,448
Share repurchases for the year	15,334	15,567	16,845

Total	34,743	34,615	35,689

Treasury Shares

				2019	2018
	Market value, DKK million	As % of share capital before cancellation	As % of share capital after cancellation	Number of B shares of DKK 0.20 (million)	Number of B shares of DKK 0.20 (million)

Holding at the beginning of the year	16,610	2.3%		56	56
Cancellation of treasury shares	(14,895)	(2.0%)		(50)	(50)
Transfer regarding restricted stock units	(762)			(3)	(1)
Purchase during the year	15,334			45	51
Value adjustment	2,326			—	—

Holding at the end of the year	18,613		2.0%	48	56

Earnings Per Share

DKK million		2019	2018	2017

Net profit for the year		38,951	38,628	38,130

Average number of shares outstanding	in 1,000 shares	2,374,299	2,419,603	2,473,218
Dilutive effect of average outstanding share pool[1]	in 1,000 shares	4,359	4,814	4,875
Average number of shares outstanding, including dilutive effect of outstanding share pool	in 1,000 shares	2,378,658	2,424,417	2,478,093

Basic earnings per share	DKK	16.41	15.96	15.42

Diluted earnings per share	DKK	16.38	15.93	15.39

1.	For further information on the outstanding share pool, please refer to note 5.1.

Borrowings

Contractual undiscounted cashflows
DKK million	Leases	Bank overdrafts[1]	Total

2019
Within 1 year	847	659	1,506
1-3 years	1,424	—	1,424
3-5 years	734	—	734
More than 5 years	1,140	—	1,140

Total contractual undiscounted cash flows at the end of the year	4,145	659	4,804

Contractual discounted cash flows included in the balance sheet at the end of the year	3,824	659	4,483

Non-current liabilities	3,009	—	3,009
Current liabilities	815	659	1,474

1.	Bank overdrafts includes DKK 595 million classified as financing activities (2018: DKK 506 million) and DKK 64 million classified as cash and cash equivalents (2018: DKK 9 million).

Reconciliation of liabilities arising from financing activities			Non-cash movements

DKK million	Beginning of the year	Cash flows	Additions	Disposals	Exchange rates	Other	End of the year

2019
Lease liabilities	3,988	(822)	640	(57)	63	12	3,824
Bank overdrafts	506	81	—	—	8	—	595

Liabilities arising from financing activities	4,494	(741)	640	(57)	71	12	4,419

Bank overdrafts	9	55	—	—	—	—	64

Total borrowings	4,503	(686)	640	(57)	71	12	4,483

Financial Risks	Management has assessed the following key financial risks:

Type	Financial risk

Foreign exchange risk	High
Interest rate risk	Low
Liquidity risk	Low
Credit risk	Low

Financial Contracts
The financial contracts existing at year-end cover the expected future cash flow for the following number of months:

	2019	2018

USD	9 months	11 months
CNY[1]	7 months	6 months
JPY	12 months	12 months
CAD	9 months	9 months
GBP	10 months	11 months

1.	Chinese yuan traded offshore (CNH) is used to hedge Novo Nordisk’s CNY currency exposure.

Key Currencies

Key currencies
Exchange rate DKK per 100	2019	2018	2017

USD
Average	667	631	660
Year-end	668	652	621
Year-end change	2.5%	5.1%	(12.0%)

CNY
Average	97	95	98
Year-end	96	95	95
Year-end change	1.1%	(0.3%)	(6.9%)

JPY
Average	6.12	5.72	5.88
Year-end	6.11	5.91	5.51
Year-end change	3.4%	7.3%	(8.6%)

CAD
Average	503	487	508
Year-end	511	479	495
Year-end change	6.7%	(3.2%)	(5.5%)

GBP
Average	852	842	849
Year-end	877	827	839
Year-end change	6.0%	(1.4%)	(3.5%)

Foreign Exchange Sensitivity Analysis
At year-end, a 5% immediate increase/decrease in all other currencies versus EUR and DKK would affect other comprehensive income and the income statement as outlined in the table below:

DKK million	5% increase in all other currencies against DKK and EUR	5% decrease in all other currencies against DKK and EUR

2019
Other comprehensive income	(1,811)	1,811
Income statement	199	(199)

Total	(1,612)	1,612

2018
Other comprehensive income	(1,988)	1,988
Income statement	115	(115)

Total	(1,873)	1,873

A 5% increase/decrease in the year-end rate in the following currencies versus EUR and DKK would impact Novo Nordisk’s operating profit estimated by Management as outlined in the table below:

	Estimated for
DKK million	2020	2019

USD	1,950	2,000
CNY	450	350
JPY	150	160
CAD	130	90
GBP	100	85

Credit Exposure

DKK million	Cash at bank	Derivative financial instruments	Total

2019
AA-range	7,471	139	7,610
A-range	7,145	49	7,194
BBB-range	314	—	314
Not rated or below BBB-range	545	—	545

Total	15,475	188	15,663

2018
AA-range	7,989	90	8,079
A-range	7,212	114	7,326
BBB-range	246	—	246
Not rated or below BBB-range	191	—	191

Total	15,638	204	15,842

Derecognised Receivables	At year-end, the Group had derecognised receivables without recourse having due dates after 31 December 2019 amounting to:

DKK million	2019	2018	2017

US	3,672	3,587	3,328
Japan	2,149	1,937	2,024

Hedging Activities

Derivative financial instruments		2019			2018

DKK million	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end	Contract amount at year-end	Positive fair value at year-end	Negative fair value at year-end

Forward contracts USD[1]	25,394	81	315	29,951	21	1,555
Forward contracts CNH, JPY, GBP and CAD	10,013	35	130	7,462	23	166

Forward contracts, cash flow hedges	35,407	116	445	37,413	44	1,721

Forward contracts USD	11,287	61	217	9,145	123	256
Forward contracts CNH, CAD, EUR, GBP and JPY	3,761	11	72	3,268	37	47

Forward contracts, fair value hedges	15,048	72	289	12,413	160	303

Total derivative financial instruments	50,455	188	734	49,826	204	2,024

Recognised in the income statement		72	289		160	303
Recognised in other comprehensive income		116	445		44	1,721

1.	Average hedge rate for USD cash flow hedges is 654 at the end of 2019 and 610 at the end of 2018.

Cash and Cash Equivalents and Financial Resources

DKK million	2019	2018	2017

Cash and cash equivalents
Cash at bank (note 4.3)	15,475	15,638	18,852
Borrowings (bank overdrafts)[1]	(64)	(9)	(1,694)

Cash and cash equivalents	15,411	15,629	17,158

Financial resources
Cash and cash equivalents	15,411	15,629	17,158
Undrawn committed credit facility[2]	11,578	11,574	8,190
Borrowings (bank overdrafts)[1]	(595)	(506)	—

Financial resources[3]	26,394	26,697	25,348

1.
Cash and cash equivalents at the beginning of 2018 has been adjusted for a DKK 412 million bank loan reclassified to financing activities. At 31 December 2019 bank overdrafts classified as financing activities totalled DKK 595 million (2018: DKK 506 million).

2.
The undrawn committed credit facility in 2019 is a EUR 1,550 million facility (EUR 1,550 million in 2018 and EUR 1,100 million in 2017) committed by a portfolio of international banks. The facility matures in 2024.

3.	Additional non-IFRS financial measure; please refer to 'Financial definitions', which is not part of the audited financial statements.

Free cash flow
DKK million	2019	2018	2017

Net cash generated from operating activities	46,782	44,616	41,168
Net cash used in investing activities	(11,509)	(12,080)	(6,571)
Net purchase of marketable securities	—	—	(2,009)
Repayment on lease liabilities	(822)	—	—

Free cash flow[4]	34,451	32,536	32,588

4. Additional non-IFRS financial measure; please refer to 'Financial definitions', which is not part of the audited financial statements.

Free Cash Flow

Free cash flow
DKK million	2019	2018	2017

Net cash generated from operating activities	46,782	44,616	41,168
Net cash used in investing activities	(11,509)	(12,080)	(6,571)
Net purchase of marketable securities	—	—	(2,009)
Repayment on lease liabilities	(822)	—	—

Free cash flow[4]	34,451	32,536	32,588

4. Additional non-IFRS financial measure; please refer to 'Financial definitions', which is not part of the audited financial statements.

Change in Working Capital

Change in working capital
DKK million	2019	2018	2017

Inventories	(1,305)	(963)	(1,032)
Trade receivables	(2,126)	(2,621)	69
Other receivables and prepayments[1]	(1,190)	(662)	(17)
Trade payables	(398)	1,146	(401)
Other liabilities[1]	1,202	(348)	265
Adjustment for payables related to non-current assets	295	84	(1,143)
Adjustment related to divestment of group companies	(42)	—	—

Change in working capital including exchange rate adjustments	(3,564)	(3,364)	(2,259)

Exchange rate adjustments	176	(6)	(1,375)

Cash flow change in working capital	(3,388)	(3,370)	(3,634)

1. Change in working capital includes adjustments in respect of implementation of IFRS 16, please refer to note 1.2.

Other Non-Cash Items
The adjustments are specified as follows:

Other non-cash items
DKK million	2019	2018	2017

Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.9)	155	34	21
Capital gain/(loss) on investments, net etc (note 4.9)	145	(163)	25
Result of associated company (note 4.9)	137	(12)	(14)
Share-based payment costs (note 5.1)	363	414	292
Income from the divestment of group companies	(68)	(122)	—
Adjustment in non-cash items related to divestment of group companies	162	—	—
Increase/(decrease) in provisions (note 3.7) and retirement benefit obligations	6,071	5,503	214
Other	67	444	1,489

Total other non-cash items	7,032	6,098	2,027

Financial Assets

Financial assets by category
DKK million	2019	2018

Financial assets at fair value through the income statement	1,158	969
Other financial assets[1]	970	765
Derivative financial instruments (note 4.4)	188	204

Financial assets at amortised cost	28,418	28,340
Other financial assets[1]	364	477
Trade receivables (note 3.5)[2]	12,203	11,188
Other receivables and prepayments (current and non-current)	4,275	3,090
- less prepayments and VAT receivables	(3,899)	(2,053)
Cash at bank (note 4.5)	15,475	15,638

Financial assets at fair value through OCI	12,709	11,598
Trade receivables in a factoring portfolio (note 3.5)[2]	12,709	11,598

Total financial assets at the end of the year by category[1]	42,285	40,907

1.
Financial assets with the exception of other financial assets and non-current part of other receivables and prepayments (DKK 841 million) are all due within one year. Other financial assets at amortised cost include DKK 327 million which are due in more than 5 years (2018: DKK 377 million). Other financial assets measured at fair value through the income statement are minor shareholdings.

2.	Trade receivables which are measured at fair value through OCI, which have no associated loss allowance.

Financial Liabilities

Financial liabilities by category
DKK million	2019	2018

Financial liabilities measured at fair value through the income statement	734	2,024
Derivative financial instruments (note 4.4)	734	2,024

Financial liabilities measured at amortised cost	25,448	20,936
Borrowings (non-current)	3,009	—
Borrowings (current)	1,474	515
Trade payables	6,358	6,756
Other liabilities	15,085	14,098
- less VAT and duties payable	(478)	(433)

Total financial liabilities at the end of the year by category[3]	26,182	22,960

3. Please refer to note 4.2 for a maturity analysis for non-current and current borrowings. All other financial liabilities are due within one yea

Fair Value Measurement Hierarchy

Fair value measurement hierarchy
DKK million	2019	2018

Active market data	846	649
Directly or indirectly observable market data	188	204
Not based on observable market data[1]	12,833	11,714

Total financial assets at fair value	13,867	12,567

Active market data	—	—
Directly or indirectly observable market data	734	2,024
Not based on observable market data	—	—

Total financial liabilities at fair value	734	2,024

1.
The fair value of trade receivables in a factoring portfolio is calculated based on the net invoice amount (invoice amount less charge-backs) less the fee payable to the factoring entity. The factoring fee is insignificant due to the short period between the time of sale to the factoring entity and the invoice due date and the rate applicable. Inputs to the estimate of US wholesaler charge-backs are described in note 2.1.

Financial Income

Financial income
DKK million	2019	2018	2017

Interest income[1]	65	51	69
Foreign exchange gain (net)	—	—	1,163
Financial gain from forward contracts (net)	—	1,656	—
Financial gain from currency options (net)	—	152	—
Capital gain on investments, etc.	—	251	—
Result of associated companies	—	12	14

Total financial income	65	2,122	1,246

Financial Expenses

Financial expenses
DKK million	2019	2018	2017

Interest expenses[1]	220	85	90
Foreign exchange loss (net)	539	1,510	—
Financial loss from forward contracts (net)	2,673	—	1,346
Financial loss from currency options (net)	—	—	4
Capital loss on investments, etc.	145	88	25
Result of associated companies	137	—	—
Other financial expenses	281	72	68

Total financial expenses	3,995	1,755	1,533

1.	Total interest income and expenses is measured at amortised cost for financial assets and liabilities.

Financial Impact From Forward Contracts and Currency Options, Specified

Financial impact from forward contracts and currency options, specified
DKK million	2019	2018	2017

Forward contracts
Income/(loss) transferred from other comprehensive income	(1,677)	1,841	(2,016)
Value adjustment of transferred contracts	(1,609)	(1,299)	2,477
Unrealised fair value adjustments of forward contracts	(217)	(143)	116
Realised foreign exchange gain/(loss) on forward contracts	830	1,257	(1,923)

Financial income/(expense) from forward contracts	(2,673)	1,656	(1,346)

Currency options
Realised income/(loss) transferred from other comprehensive income	—	186	61
Value adjustment of transferred options	—	(3)	(9)
Foreign exchange gain/(loss) on currency options	—	(31)	(56)

Financial income/(expense) from currency options	—	152	(4)